STOCKHOLDERS' EQUITY (Detail Textuals 2)		1 Months Ended	12 Months Ended
	Oct. 03, 2017 USD ($)	Nov. 17, 2017	Dec. 31, 2018 USD ($) $ / shares	Feb. 28, 2019 USD ($) Percent $ / shares	Jun. 30, 2017 USD ($) $ / shares shares
Xencor, Inc. License Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of fair warrants | $	$ 4,193,000
Common stock equal to fully diluted shares to purchase with fair value	10.00%	10.00%
Expected dividends
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants measurement input			0		0
Expected volatility
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants measurement input			84.9		106.55
Risk free rate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants measurement input			2.04		1.89
Expected life
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life			6 years		5 years
Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued | shares					31,667
Number of fully vested warrants issued | shares					31,667
Fair value of fair warrants | $			$ 4,193,000		$ 36,922
Warrants maturity date					Jun. 30, 2022
Exercise price of warrants | $ / shares			$ 10,000,000		$ 1.50
Common stock equal to fully diluted shares to purchase with fair value			10.00%
Warrants | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of fair warrants | $				$ 247,452
Warrants maturity date				Dec. 19, 2023
Exercise price of warrants | $ / shares				$ 9.60
Warrants | Expected dividends | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants measurement input | Percent				0
Warrants | Expected volatility | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants measurement input | Percent				106.85
Warrants | Risk free rate | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants measurement input | Percent				2.51
Warrants | Expected life | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life				4 years 10 months 24 days